LEASES (FY)	12 Months Ended
Dec. 31, 2017
LEASES [Abstract]
LEASES
NOTE H - LEASES

Capital Lease Obligation

The Bank leases its main office facility under a lease with an initial term of twenty years. The portion of the lease applicable to the building is being accounted for as a capitalized lease. Leases that meet the criteria for capitalization are recorded as Bank premises and equipment and the related obligations are reflected as capital lease obligations on the accompanying balance sheets. Amortization of property under the capital lease is included in depreciation expense. Included in Bank premises and equipment at December 31, 2017 and 2016 is $120,000 and $155,000 respectively, as the amortized cost of the Bank’s main office.

At December 31, 2017, aggregate future minimum lease payments due under this capital lease obligation are $79,000 for 2018, $79,000 for 2019 and $72,000 for 2020. The amount of these payments representing interest is $23,000 and the present value of net minimum lease payments at December 31, 2017 is $207,000.

The land portion of the Bank’s main office facility lease is being accounted for as an operating lease with a twenty-year term.  In addition, the Bank has entered into three-year leases at its Lincolnton, West, Forest City and Lake Lure branch facilities, a five-year lease for its Vale branch , a three-year lease for its Mooresville office (which was renewed for 2 years), and a two year lease for its Salisbury Loan Production Office. Generally, operating leases contain renewal options on substantially the same basis as current rental terms. The operating lease for the West branch facility has five renewal options, each for a three-year term; the operating lease for the Vale branch has two renewal options, each for a five-year term; the operating lease for the Forest City branch has four renewal options, each for a three-year term; the operating lease for the Mooresville branch has no renewal options; the Lake Lure branch has two renewal options, each with a three-year term and the Salisbury office has one renewal option with a one year term. The Boger City branch lease expires in April 2018, and the lease will not be renewed. All of the operating leases are accounted for on a straight line basis, including renewal terms.

Future minimum rental payments under these leases are as follows:

December 31, 2017
Dollars in thousands
2018	$226
2019	143
2020	77
2021	34
$480

Total rent expense under operating leases was approximately $309,000 and $345,000 for the years ended December 31, 2017 and 2016, respectively.